VANECK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 96.6%
Argentina : 4.9%
MercadoLibre, Inc. (USD) * 30,385 $ 38,524,534
Underline
Brazil : 9.5%
Arcos Dorados Holdings, Inc.
(USD) 520,000 4,919,200
Clear Sale SA * 3,758,800 3,492,176
Fleury SA * 2,266,215 6,830,362
JSL SA 12,097,600 20,385,090
Movida Participacoes SA 4,392,800 10,382,163
NU Holdings Ltd. (USD) * 430,000 3,117,500
Rede D'Or Sao Luiz SA
144A * 763,900 3,861,635
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 10,872,800 21,089,972
74,078,098
China : 24.1%
Baidu, Inc. (ADR) * 30,000 4,030,500
China Animal Healthcare Ltd.
(HKD) *∞ 8,365,994 1
China Education Group
Holdings Ltd. (HKD) 22,588,000 18,304,799
Fu Shou Yuan International
Group Ltd. (HKD) 5,882,000 4,088,905
Full Truck Alliance Co. Ltd.
(ADR) * † 955,000 6,723,200
Ganfeng Lithium Group Co.
Ltd. 347,376 2,134,283
Hoyuan Green Energy Co.
Ltd. 312,717 1,796,517
JD.com, Inc. (HKD) 365,938 5,323,970
KE Holdings, Inc. (ADR) 877,900 13,625,008
Meituan (HKD) 144A * 310,650 4,497,028
MINISO Group Holding Ltd.
(ADR) 401,000 10,385,900
NetEase, Inc. (HKD) 388,900 7,797,927
Ping An Bank Co. Ltd. 8,251,969 12,733,033
Prosus NV (EUR) * 1,165,735 34,349,580
Shanghai Baosight Software
Co. Ltd. 1,274,673 7,909,717
Shenzhen Inovance
Technology Co. Ltd. 623,364 5,701,765
Shenzhou International
Group Holdings Ltd. (HKD) 519,800 4,943,102
Sungrow Power Supply Co.
Ltd. 602,246 7,389,132
SUPCON Technology Co. Ltd. 366,995 2,403,565
Tencent Holdings Ltd. (HKD) 126,500 4,903,637
Wuxi Biologics Cayman, Inc.
(HKD) 144A * 1,831,000 10,641,511
Yifeng Pharmacy Chain Co.
Ltd. 993,053 4,787,490
Yum China Holdings, Inc.
(HKD) 124,800 6,984,845
Zai Lab Ltd. (HKD) * † 1,515,700 3,709,039
Zhejiang Huayou Cobalt Co.
Ltd. 624,228 3,227,283
188,391,737
Number
of Shares Value
Egypt : 1.6%
Cleopatra Hospital * 27,083,115 $ 3,400,727
Commercial International
Bank Egypt SAE 4,857,913 9,439,859
12,840,586
Georgia : 5.1%
Bank of Georgia Group Plc
(GBP) 686,246 30,895,953
Georgia Capital Plc (GBP) * 764,897 9,183,187
40,079,140
Germany : 1.0%
Delivery Hero SE 144A * 262,800 7,503,854
Underline
Greece : 0.4%
Eurobank Ergasias Services
and Holdings SA * 2,200,000 3,383,825
Underline
Hungary : 1.5%
OTP Bank Nyrt 326,400 11,767,991
Underline
India : 16.4%
Cholamandalam Investment
and Finance Co. Ltd. 618,200 9,060,820
Delhivery Ltd. * 1,290,757 6,388,419
HDFC Bank Ltd. 1,060,022 19,434,964
HDFC Bank Ltd. (ADR) 318,000 18,765,180
Jio Financial Services Ltd. * 1,576,581 4,385,654
Oberoi Realty Ltd. 668,100 9,217,420
Phoenix Mills Ltd. 642,300 14,055,833
Reliance Industries Ltd. 1,576,581 44,332,256
Sterling and Wilson
Renewable * 590,000 2,543,173
128,183,719
Indonesia : 1.1%
Bank BTPN Syariah Tbk PT 50,406,000 6,203,300
Bank Rakyat Indonesia
Persero Tbk PT 5,800,000 1,958,850
8,162,150
Kazakhstan : 4.0%
Kaspi.kz JSC (USD) (GDR) 322,658 31,233,294
Underline
Mexico : 2.6%
Qualitas Controladora SAB
de CV † 466,558 3,512,939
Regional SAB de CV 2,368,200 16,980,649
20,493,588
Philippines : 4.7%
Bloomberry Resorts Corp. * 75,387,000 13,458,157
International Container
Terminal Services, Inc. 6,252,340 22,841,393
36,299,550
Poland : 1.3%
InPost SA (EUR) * 844,300 9,787,549
Underline
Russia : 0.0%
Detsky Mir PJSC 144A *∞ 11,544,900 0
Sberbank of Russia PJSC ∞ 5,555,460 0
0
South Korea : 2.0%
Doosan Fuel Cell Co. Ltd. * † 79,460 1,183,598
LG Chem Ltd. 28,418 10,404,858

VANECK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
South Korea (continued)
Samsung Biologics Co. Ltd.
144A * 7,350 $ 3,710,183
15,298,639
Taiwan : 9.6%
Chroma ATE, Inc. 1,445,000 12,391,966
MediaTek, Inc. 156,000 3,566,606
Poya International Co. Ltd. 541,304 8,087,296
Taiwan Semiconductor
Manufacturing Co. Ltd. 2,978,000 48,559,961
Wiwynn Corp. 50,000 2,331,532
74,937,361
Tanzania : 1.0%
Helios Towers Plc (GBP) * 9,020,647 8,078,471
Underline
Turkey : 4.5%
MLP Saglik Hizmetleri AS
144A * 3,485,148 18,176,638
Sok Marketler Ticaret AS 5,261,840 11,160,524
Tofas Turk Otomobil
Fabrikasi AS 533,700 5,744,384
35,081,546
United Arab Emirates : 0.7%
Americana Restaurants
International Plc 4,932,000 5,505,288
Underline
United Kingdom : 0.6%
Hirco Plc *∞ 812,346 1
ReNew Energy Global Plc
(USD) * † 881,000 4,783,830
4,783,831
Total Common Stocks
(Cost: $707,359,206) 754,414,751
Number
of Shares Value
PREFERRED SECURITIES : 4.1%
Brazil : 0.4%
Raizen SA 4,320,000 $ 3,076,782
Underline
South Korea : 3.7%
Samsung Electronics Co. Ltd. 705,107 28,406,266
Underline
Total Preferred Securities
(Cost: $44,384,731) 31,483,048
Total Investments Before Collateral for
Securities Loaned: 100.7%
(Cost: $751,743,937) 785,897,799
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.3%
Money Market Fund: 0.3%
(Cost: $2,546,762)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 2,546,762 2,546,762
Total Investments: 101.0%
(Cost: $754,290,699) 788,444,561
Liabilities in excess of other assets: (1.0)% (7,474,953)
NET ASSETS: 100.0% $ 780,969,608
Definitions:
ADR American Depositary Receipt
EUR Euro
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
† Security fully or partially on loan. Total market value of securities on loan is $9,687,807.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $48,390,849, or 6.2% of net assets.

Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Consumer Discretionary 21.9% $ 172,620,842
Financials 20.5 160,823,706
Information Technology 18.2 142,091,599
Industrials 14.6 114,415,454
Health Care 6.4 50,330,097
Energy 6.0 47,409,038
Real Estate 4.7 36,898,261
Communication Services 3.1 24,810,535
Consumer Staples 2.0 15,948,013
Materials 2.0 15,766,424
Utilities 0.6 4,783,830
100.0% $ 785,897,799